Basis of Presentation	3 Months Ended
Sep. 30, 2023
Basis of Presentation
Basis of Presentation

2.    Basis of Presentation

a)Statement of compliance

The annual consolidated financial statements of the Company, including comparatives, have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Boards (IFRS). The condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (IAS 34).

These condensed consolidated interim financial statements do not include all of the information required of a complete set of consolidated financial statements and are intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in financial position and the performance of the Company since the end of its last annual reporting period.  It is therefore recommended that these condensed consolidated interim financial statements be read in conjunction with the annual consolidated financial statements of the Company for the year ended June 30, 2023.

b)Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its 100% wholly owned subsidiaries.